Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Aug. 01, 2021	Jan. 20, 2017	Jun. 14, 2016	Jun. 30, 2017	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Goodwill					$ 123,537	$ 123,979
Payment of contingent consideration					0	0	$ 1,745
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration		$ 38,668
Working capital adjustments									$ 968
Contingent consideration		$ 6,277
Payment of contingent consideration				$ 522			1,745	$ 2,484	2,351
Deferred consideration		522
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration			$ 18,265
Working capital adjustments			765
Contingent consideration			$ 5,112
Release of restricted cash, held in escrow					0	$ 0	$ 1,535	$ 1,535	$ 1,535
CEPROCS S.R.L. [member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration										$ 566
Goodwill										$ 14
Acquisition related costs					78
MOL Information Processing Services (I) Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration					2,310
Goodwill					1,298
Purchase consideration	$ 2,958				2,958
Acquisition related costs					$ 62
Amount of Deferred Consideration	$ 1,054